Consolidated Statements of Cash Flows $ in Thousands, NZD in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Operating activities:
Net income (loss)		$ 9,738		$ (50,805)		$ (47,346)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for doubtful accounts		7,928		5,631		2,922
Depreciation, amortization and accretion		105,472		95,235		99,321
Equity-based compensation		2,706		1,309		1,895
Loss on disposal and abandonment of assets		613		2,323		2,402
Non-cash interest expense, net		4,517		5,485		4,805
Settlement of cash flow hedges		(1,836)		(1,788)		(3,919)
Debt modification costs		3,802
Non-cash loss from change in fair value on cash flow hedges		1,475		3,054		2,726
Unrealized (gain) loss on foreign exchange transactions		(1,775)		1,596		(664)
Deferred income taxes		(3,951)		1,104		3,375
Gain on disposal of discontinued operations		(52,792)
Changes in operating assets and liabilities:
Accounts receivable		(13,489)		(11,482)		20,546
EIP receivables		(4,588)		(23,361)		(8,115)
Inventory		3,790		(14,450)		6,684
Prepaid expenses and other current assets		896		(2,809)		(1,152)
Other assets		(509)		(2,150)
Accounts payable		(5,736)		9,888		(11,019)
Other current liabilities and accrued expenses		(2,316)		9,225		(10,053)
Customer deposits and unearned revenue		(4,978)		427		3,512
Net cash provided by operating activities		48,967		28,432		65,920
Investing activities:
Purchase of property and equipment		(107,780)		(106,616)		(96,482)
Proceeds from the sale of Trilogy Dominicana, net of cash sold of $875		28,723		27,000
Changes in restricted cash		7,461		(3,732)		11,771
Purchase of spectrum licenses and other additions to license costs		(2,636)		(969)		(27,678)
Acquisition of a business, net of cash acquired				(7,624)
Proceeds from sale and disposal of property and equipment		106		534		4,639
Changes in Long-term deposits and other		(146)		412		2,805
Net cash used in investing activities		(74,272)		(90,995)		(104,945)
Financing activities:
Payments of debt		(582,039)		(73,934)		(45,705)
Proceeds from debt		581,167		96,918		126,545
Debt issuance and modification costs		(7,577)		(2,262)		(3,233)
Cash dividend to noncontrolling interest		(7,116)		(2,847)
Capital contributions from members		5,000		6,941
Deferred equity issuance costs paid		(4,947)
Transaction with 2degrees noncontrolling interest		(3,567)
Capital contributions from noncontrolling interests				3,057
Payment of financed license obligation						(8,061)
Purchase of shares from noncontrolling interest						(347)
Net cash (used in) provided by financing activities		(19,079)		27,873		69,199
Net (decrease) increase in cash and cash equivalents		(44,384)		(34,690)		30,174
Cash and cash equivalents, beginning of year	[2]	64,993	[1]	100,266	[1]	69,995
Effect of exchange rate changes		545		(583)		97
Cash and cash equivalents, end of year	[1]	$ 21,154		$ 64,993	[2]	$ 100,266	[2]

[1]	Includes cash and cash equivalents reclassified to assets held for sale of $1,142 and $1,514 as of December 31, 2015 and 2014, respectively.
[2]	Includes cash and cash equivalents reclassified to assets held for sale of $1,142, $1,514 and $1,383 as of January 1, 2016, 2015, and 2014, respectively.